UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2011

LEGG MASON CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO

Schedule of Investments (unaudited)	September 30, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 15.8%
Auto Components - 1.9%
Autoliv Inc.	12,000	$582,000
Tenneco Inc.	21,000	537,810	*

Total Auto Components		1,119,810

Household Durables - 6.4%
Jarden Corp.	37,000	1,045,620
Mohawk Industries Inc.	17,500	750,925	*
NVR Inc.	1,100	664,378	*
Toll Brothers Inc.	37,200	536,796	*
Whirlpool Corp.	14,000	698,740

Total Household Durables		3,696,459

Specialty Retail - 7.5%
CarMax Inc.	12,000	286,200	*
Jos. A. Bank Clothiers Inc.	25,000	1,165,750	*
Ross Stores Inc.	15,500	1,219,695
Signet Jewelers Ltd.	27,000	912,600	*
Tractor Supply Co.	12,500	781,875

Total Specialty Retail		4,366,120

TOTAL CONSUMER DISCRETIONARY		9,182,389

CONSUMER STAPLES - 4.8%
Food & Staples Retailing - 3.2%
Casey’s General Stores Inc.	27,000	1,178,550
Pantry Inc.	56,410	684,253	*

Total Food & Staples Retailing		1,862,803

Household Products - 1.6%
Energizer Holdings Inc.	14,000	930,160	*

TOTAL CONSUMER STAPLES		2,792,963

ENERGY - 7.3%
Energy Equipment & Services - 3.4%
Complete Production Services Inc.	20,000	377,000	*
Oceaneering International Inc.	17,200	607,848
Oil States International Inc.	19,000	967,480	*

Total Energy Equipment & Services		1,952,328

Oil, Gas & Consumable Fuels - 3.9%
Peabody Energy Corp.	19,000	643,720
Pioneer Natural Resources Co.	11,500	756,355
Whiting Petroleum Corp.	25,000	877,000	*

Total Oil, Gas & Consumable Fuels		2,277,075

TOTAL ENERGY		4,229,403

FINANCIALS - 14.8%
Capital Markets - 5.2%
Invesco Ltd.	51,000	791,010
Lazard Ltd., Class A	38,000	801,800
Och-Ziff Capital Management Group	64,900	592,537
TD Ameritrade Holding Corp.	58,000	852,890

Total Capital Markets		3,038,237

Commercial Banks - 3.5%
M&T Bank Corp.	15,000	1,048,500
Signature Bank	20,000	954,600	*

Total Commercial Banks		2,003,100

Insurance - 3.8%
Arch Capital Group Ltd.	37,000	1,208,975	*
PartnerRe Ltd.	19,500	1,019,265

Total Insurance		2,228,240

Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities Inc.	14,500	890,155

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 2.3% (continued)
Health Care REIT Inc.	10,000	$468,000

Total Real Estate Investment Trusts (REITs)		1,358,155

TOTAL FINANCIALS		8,627,732

HEALTH CARE - 13.8%
Biotechnology - 2.1%
Onyx Pharmaceuticals Inc.	32,000	960,320	*
Vanda Pharmaceuticals Inc.	47,800	236,610	*

Total Biotechnology		1,196,930

Health Care Providers & Services - 6.8%
Accretive Health Inc.	19,000	403,370	*
AmerisourceBergen Corp.	30,000	1,118,100
Magellan Health Services Inc.	23,800	1,149,540	*
Mednax Inc.	21,000	1,315,440	*

Total Health Care Providers & Services		3,986,450

Pharmaceuticals - 4.9%
Elan Corp. PLC, ADR	62,800	661,284	*
Shire PLC, ADR	11,000	1,033,230
Warner Chilcott PLC, Class A Shares	80,000	1,144,000	*

Total Pharmaceuticals		2,838,514

TOTAL HEALTH CARE		8,021,894

INDUSTRIALS - 14.3%
Air Freight & Logistics - 1.4%
UTI Worldwide Inc.	61,000	795,440

Airlines - 1.7%
Allegiant Travel Co.	21,000	989,730	*

Commercial Services & Supplies - 1.8%
Cintas Corp.	38,000	1,069,320

Construction & Engineering - 1.8%
MasTec Inc.	60,000	1,056,600	*

Electrical Equipment - 1.7%
EnerSys	50,000	1,001,000	*

Machinery - 5.9%
CNH Global NV	32,000	839,680	*
Joy Global Inc.	13,000	810,940
Lincoln Electric Holdings Inc.	31,200	905,112
Parker Hannifin Corp.	14,100	890,133

Total Machinery		3,445,865

TOTAL INDUSTRIALS		8,357,955

INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 1.9%
F5 Networks Inc.	15,600	1,108,380	*

Computers & Peripherals - 1.5%
Seagate Technology PLC	86,000	884,080

Electronic Equipment, Instruments & Components - 1.4%
Elster Group SE ADR	53,400	798,330	*

Internet Software & Services - 0.9%
Monster Worldwide Inc.	72,500	520,550	*

IT Services - 2.2%
VeriFone Holdings Inc.	36,000	1,260,720	*

Semiconductors & Semiconductor Equipment - 3.6%
Cymer Inc.	14,300	531,674	*
Lam Research Corp.	24,000	911,520	*
Xilinx Inc.	24,800	680,512

Total Semiconductors & Semiconductor Equipment		2,123,706

Software - 7.4%
Amdocs Ltd.	38,000	1,030,560	*
Autodesk Inc.	23,000	638,940	*
Check Point Software Technologies Ltd.	21,000	1,107,960	*

See Notes to Schedule of Investments.

2

LEGG MASON CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
Software - 7.4% (continued)
Nuance Communications Inc.	75,000	$1,527,000	*

Total Software		4,304,460

TOTAL INFORMATION TECHNOLOGY		11,000,226

MATERIALS - 6.4%
Chemicals - 2.3%
Rockwood Holdings Inc.	18,000	606,420	*
Solutia Inc.	57,000	732,450	*

Total Chemicals		1,338,870

Containers & Packaging - 2.1%
Crown Holdings Inc.	40,000	1,224,400	*

Metals & Mining - 2.0%
Agnico-Eagle Mines Ltd.	19,500	1,160,640

TOTAL MATERIALS		3,723,910

UTILITIES - 2.9%
Multi-Utilities - 2.9%
Sempra Energy	16,400	844,600
Wisconsin Energy Corp.	26,700	835,443

TOTAL UTILITIES		1,680,043

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $59,629,292)		57,616,515

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreements - 1.3%
Interest in $200,000,000 joint tri-party repurchase agreement dated 9/30/11 with RBS Securities Inc.; Proceeds at maturity - $785,005; (Fully collateralized by U.S. government obligations, 6.000% due 2/15/26; Market value - $800,727) (Cost - $785,000)	0.070%	10/3/11	$785,000	785,000

TOTAL INVESTMENTS - 100.3% (Cost - $60,414,292#)				58,401,515
Liabilities in Excess of Other Assets - (0.3)%				(187,532)

TOTAL NET ASSETS - 100.0%				$58,213,983

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Variable Mid Cap Core Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a Portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (Level 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (Level 2)	SIGNIFICANT UNOBSERVABLE INPUTS (Level 3)	TOTAL
Common stocks†	$57,616,515	—	—	$57,616,515
Short-term investments†	—	$785,000	—	785,000

Total investments	$57,616,515	$785,000	—	$58,401,515

†	See Schedule of Investments for additional detailed categorizations.

4

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign Investment Risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,867,842
Gross unrealized depreciation	(8,880,619)

Net unrealized depreciation	$(2,012,777)

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2011, the Portfolio did not invest in any derivative instruments.

5

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: November 23, 2011

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak Chief Financial Officer

Date: November 23, 2011